Document and Entity Information	9 Months Ended
Sep. 30, 2019
Document And Entity Information
Entity Registrant Name	Muscle Maker, Inc.
Entity Central Index Key	0001701756
Document Type	S-1/A
Document Period End Date	Sep. 30, 2019
Amendment Flag	true
Amendment Description	This registration statement contains two forms of prospectus, as set forth below. Public Offering Prospectus. A prospectus to be used for the initial public offering by the registrant of $8,000,000 of shares of common stock (and an additional $1,200,000 of shares of common stock which may be sold upon exercise of the underwriter's over-allotment option) through the underwriter named on the cover page of the Public Offering Prospectus. Selling Stockholder Prospectus. A prospectus to be used in connection with the potential resale by certain selling stockholders of 5,300,331 shares of common stock and up to 2,303,560 shares of common stock issuable upon exercise of common stock purchase warrants. The Public Offering Prospectus and the Selling Stockholder Prospectus will be identical in all respects except for the following principal points: they contain different front covers; they contain different Tables of Contents; all references in the Public Offering Prospectus to "this offering" or "this initial public offering" will be changed to "the IPO," defined as the underwritten initial public offering of our common stock, in the Selling Stockholders Prospectus; all references in the Public Offering Prospectus to "underwriters" will be changed to "underwriters of the IPO" in the Selling Stockholders Prospectus; they contain different Use of Proceeds sections; a Shares Registered for Resale section is included in the Selling Stockholder Prospectus; a Selling Stockholders section is included in the Selling Stockholder Prospectus; the section "Summary-The Offering" from the Public Offering Prospectus is deleted from the Selling Stockholder Prospectus; the section "Shares Eligible For Future Sale-Resale Prospectus" from the Public Offering Prospectus is deleted from the Selling Stockholder Resale Prospectus; the Underwriting section from the Public Offering Prospectus is deleted from the Selling Stockholder Prospectus and a Plan of Distribution section is inserted in its place; the Legal Matters section in the Selling Stockholder Prospectus deletes the reference to counsel for the underwriter; and they contain different back covers. The registrant has included in this registration statement, after the financial statements, a set of alternate pages to reflect the foregoing differences between the Selling Stockholder Prospectus and the Public Offering Prospectus.
Entity Filer Category	Non-accelerated Filer
Entity Small Business Flag	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false